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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                      New York, NY   November 15, 2010
-------------------------------------   -------------  -----------------
             (Signature)                (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:      691,905
                                          (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1             Column 2     Column 3  Column 4         Column 5         Column 6  Column 7        Column 8
--------------------------- -------------- --------- ---------- ---------------------- ---------- -------- ----------------------
                                                                                                              Voting Authority
                                                        Value     Shrs or         Put/ Investment   Other  ----------------------
       Name of Issuer       Title of Class    Cusip  (X $1,000)   prn amt  SH/PRN Call Discretion Managers    Sole    Shared None
--------------------------- -------------- --------- ---------- ---------- ------ ---- ---------- -------- ---------- ------ ----
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS   G10082140     58,012  2,510,244 SH          SOLE                 2,510,244      0    0
TRANSATLANTIC PETROLEUM LTD SHS            G89982105     47,389 16,070,000 SH          SOLE                16,070,000      0    0
ASBURY AUTOMOTIVE GROUP INC COM            043436104     51,866  3,686,273 SH          SOLE                 3,686,273      0    0
DINEEQUITY INC              COM            254423106    113,006  2,512,356 SH          SOLE                 2,512,356      0    0
DOMINOS PIZZA INC           COM            25754A201     49,605  3,752,290 SH          SOLE                 3,752,290      0    0
ECHOSTAR CORP               CL A           278768106     70,045  3,671,129 SH          SOLE                 3,671,129      0    0
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT 55608B105     52,415  3,381,596 SH          SOLE                 3,381,596      0    0
NALCO HOLDING COMPANY       COM            62985Q101     52,069  2,065,416 SH          SOLE                 2,065,416      0    0
SCHOOL SPECIALTY INC        COM            807863105     36,254  2,784,500 SH          SOLE                 2,784,500      0    0
SUNSTONE HOTEL INVS INC NEW COM            867892101     37,718  4,158,548 SH          SOLE                 4,158,548      0    0
TYLER TECHNOLOGIES INC      COM            902252105     61,486  3,049,923 SH          SOLE                 3,049,923      0    0
WRIGHT EXPRESS CORP         COM            98233Q105     62,040  1,737,327 SH          SOLE                 1,737,327      0    0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.